Performance Management - 1919 Retail Funds	Apr. 30, 2026
1919 Financial Services Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Financial Services Fund by showing changes in performance. The Financial Services Fund adopted the historical performance of the 1919 Financial Services Fund, a series of Trust for Advised Portfolios (the “Financial Predecessor Fund”), as a result of the reorganization of the Financial Predecessor Fund into the Financial Services Fund on January 19, 2024.
The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows the average annual total returns of each class of the Fund that has been in operation for at least a calendar year and also compares the Fund’s performance with the average annual total returns of the S&P 500 Index, a domestic broad-based securities market index, and the S&P Financial Index, a secondary index reflecting the market sector in which the Fund primarily invests. The S&P Financials Index is a subset of, and one of eleven sectors in, the S&P 500 Index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ.
Past performance (before and after taxes) is not necessarily an indication of how the Financial Services Fund will perform in the future. Sales charges for the Fund are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown. The average annual total returns table includes deduction of applicable sales charges. The Financial Services Fund makes updated performance information available at www.1919funds.com or by calling the Financial Services Fund at 1‑844‑828‑1919.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Financial Services Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Financial Services Fund by showing changes in performance. The Financial Services Fund adopted the historical performance of the 1919 Financial Services Fund, a series of Trust for Advised Portfolios (the “Financial Predecessor Fund”), as a result of the reorganization of the Financial Predecessor Fund into the Financial Services Fund on January 19, 2024.
Performance Additional Market Index [Text]	The table shows the average annual total returns of each class of the Fund that has been in operation for at least a calendar year and also compares the Fund’s performance with the average annual total returns of the S&P 500 Index, a domestic broad-based securities market index, and the S&P Financial Index, a secondary index reflecting the market sector in which the Fund primarily invests.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges for the Fund are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown. The average annual total returns table includes deduction of applicable sales charges.
Bar Chart [Heading]	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]

Highest and Lowest Return Quarters during the period of time shown in the bar chart
Highest Return Quarter	12/31/2020	33.37%
Lowest Return Quarter	03/31/2020	-32.81%

Highest Quarterly Return, Label [Optional Text]	Highest Return Quarter
Highest Quarterly Return	33.37%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return Quarter
Lowest Quarterly Return	(32.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns1(for periods ended December 31, 2025)	[1]
Performance Table Uses Highest Federal Rate	The after-tax returns are shown only for Class I shares. These after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	As of the date of this prospectus, Class FI and Class R have not commenced operations and do not have performance information.
Performance Table One Class of after Tax Shown [Text]	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	The after-tax returns are shown only for Class I shares. These after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns for classes other than Class I will vary from returns shown for Class I. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Availability Website Address [Text]	www.1919funds.com
Performance Availability Phone [Text]	1‑844‑828‑1919
1919 Socially Responsive Balanced Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Socially Responsive Fund. The Socially Responsive Fund adopted the historical performance of the 1919 Socially Responsive Balanced Fund, a series of Trust for Advisor Portfolios (the “Socially Responsive Predecessor Fund”), as a result of the reorganization of the Socially Responsive Predecessor Fund into the Socially Responsive Fund on January 19, 2024.
The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the Fund that has been in operation for at least one full calendar year and also compares the Fund’s performance with the average annual total returns of the S&P 500 Index, a domestic broad-based securities market index, the Bloomberg US Aggregate Bond Index, a broad-based fixed income index, and a blended index. The blended index is comprised of 65% S&P 500 Index, 35% Bloomberg US Aggregate Bond Index and 5% ICE BofA US 3-Month Treasury Bill. The Advisor believes that the blended index provides Socially Responsive Fund shareholders with a more meaningful comparison than does the standalone performance of either the S&P 500 Index or the Bloomberg US Aggregate Bond Index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ.
Past performance (before and after taxes) is not necessarily an indication of how the Socially Responsive Fund will perform in the future. Sales charges for the Fund are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown. The average annual total returns table includes deduction of applicable sales charges. The Socially Responsive Fund makes updated performance information available at www.1919funds.com or by calling the Socially Responsive Fund at 1‑844‑828‑1919.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Socially Responsive Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Socially Responsive Fund. The Socially Responsive Fund adopted the historical performance of the 1919 Socially Responsive Balanced Fund, a series of Trust for Advisor Portfolios (the “Socially Responsive Predecessor Fund”), as a result of the reorganization of the Socially Responsive Predecessor Fund into the Socially Responsive Fund on January 19, 2024.
Performance Additional Market Index [Text]	The table shows the average annual total returns of each class of the Fund that has been in operation for at least one full calendar year and also compares the Fund’s performance with the average annual total returns of the S&P 500 Index, a domestic broad-based securities market index, the Bloomberg US Aggregate Bond Index, a broad-based fixed income index, and a blended index. The blended index is comprised of 65% S&P 500 Index, 35% Bloomberg US Aggregate Bond Index and 5% ICE BofA US 3-Month Treasury Bill. The Advisor believes that the blended index provides Socially Responsive Fund shareholders with a more meaningful comparison than does the standalone performance of either the S&P 500 Index or the Bloomberg US Aggregate Bond Index.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges for the Fund are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown. The average annual total returns table includes deduction of applicable sales charges.
Bar Chart [Heading]	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]

Highest and Lowest Return Quarters during the period of time shown in the bar chart
Highest Return Quarter	06/30/2020	16.02%
Lowest Return Quarter	06/30/2022	-13.46%

Highest Quarterly Return, Label [Optional Text]	Highest Return Quarter
Highest Quarterly Return	16.02%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return Quarter
Lowest Quarterly Return	(13.46%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns1(for periods ended December 31, 2025)	[2]
Performance Table Uses Highest Federal Rate	The after-tax returns are shown only for Class A shares. These after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	As of the date of this prospectus, Class FI and Class R have not commenced operations and do not have performance information..
Performance Table One Class of after Tax Shown [Text]	After-tax returns for classes other than Class A will vary from returns shown for Class A.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns are shown only for Class A shares. These after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns for classes other than Class A will vary from returns shown for Class A. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Availability Website Address [Text]	www.1919funds.com
Performance Availability Phone [Text]	1‑844‑828‑1919

[1]	As of the date of this prospectus, Class FI and Class R have not commenced operations and do not have performance information.
[2]	As of the date of this prospectus, Class FI and Class R have not commenced operations and do not have performance information..